Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property and Equipment, Net [Abstract]
Property and Equipment, Net
Note 5 - Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31, 2014	December 31, 2013
	(unaudited)
Machinery and equipment	$849,000	$849,000
Office furniture and fixtures	198,000	198,000
Computer equipment and software	125,000	97,000
Construction in progress	14,000	-
Total cost	1,186,000	1,144,000
Less accumulated depreciation	(438,000)	(380,000)
Net	$748,000	$764,000

Assets recorded under capital leases and included in property and equipment in our balance sheets consist of the following:

	March 31, 2014	December 31, 2013
	(unaudited)
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	17,000
Total assets under capital lease	73,000	44,000
Less accumulated depreciation	(6,000)	(1,000)
Net assets under capital lease	$67,000	$43,000

Depreciation expense consisted of the following:

	Three Months Ended March 31,
	2014	2013
Research and development	$29,000	$25,500
General and administrative	29,000	25,500
	$58,000	$51,000

Amortization of assets under capital lease was $6,000 and $0 for the three months ended March 31, 2014 and 2013, respectively.

Note 5 -  Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2013	2012
Machinery and equipment	$849,000	$816,000
Office furniture and fixtures	198,000	174,000
Computer equipment and software	97,000	62,000
Total cost	1,144,000	1,052,000
Less accumulated depreciation	(380,000)	(174,000)
Net	$764,000	$878,000

Assets recorded under capital leases and included in property and equipment in our balance sheets consist of the following:

	December 31,
	2013	2012
Machinery and equipment	$27,000	$—
Computer equipment and software	17,000	—
Total assets under capital lease	44,000	—
Less accumulated depreciation	(1,000)	—
Net assets under capital lease	$43,000	$—

Depreciation and amortization expense consisted of the following:

	Successor		Predecessor (carve-out)
	December 31, 2013	December 31, 2012	November 11, 2012
Research and development	$76,000	$—	$—
General and administrative	130,000	34,000	94,000
	$206,000	$34,000	$94,000

Amortization of assets under capital lease was $1,000 for the year ended December 31, 2013.

In 2010, we started construction of the FP250 Beta development test unit at the Portsmouth, New Hampshire manufacturing facility of FlexEnergy for the purpose of completing the second development phase for software, controls, systems, and components and serve as a demonstration unit for potential customers.  In July 2012, the construction of the FP250 Beta development test unit was completed and the asset was placed in service at the Portsmouth location.  We had accumulated costs significantly higher than the amount originally expected in constructing the FP250 Beta development test unit. As a result, we performed an evaluation of the FP250 Beta development test unit for impairment as this was an indication that the book value of the asset may not be recoverable.  The total accumulated cost of constructing the FP250 was $1,089,000 as of July 2012, the date the asset was placed in service at the Portsmouth location. As part of our review, the fair market value of the FP250 Beta development test unit was determined to be $760,000.  This determined fair market value was assessed to be the realizable value we could expect to receive on the sale of such equipment in a current transaction between willing parties, which is based on the sales price negotiated in the Distribution agreement with EECT (see Note 14). The impairment charge of $329,000 represented the difference between the fair value and the carrying value of the FP250 Beta development unit.

The FP250 Beta development test unit was a contributed asset pursuant to the terms of the November 12, 2012 Contribution Agreement. In 2013, the unit was relocated to the University of California, Irvine, where it will continue to be used as a development and demonstration unit.

There were no other indicators of impairment related to long-lived assets that resulted in additional impairment analysis.